Financial Instruments	3 Months Ended
Mar. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

11. Financial Instruments

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at March 31, 2014, and December 31, 2013.

		March 31,		December 31,
		2014		2013
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$574,127	574,127	$682,777	682,777
Accounts Receivable(1)	2	3,251,520	3,251,520	3,190,392	3,190,392
Notes Receivable	3	166,631	184,242	165,807	175,768

Liabilities
Accounts payable(1)	2	714,897	714,897	666,526	666,526
Short-term borrowings(1)	2	291,540	291,540	158,990	158,990
Long term debt, excluding 2012 Credit Agreement, Euro Notes and Senior Notes	2	534,950	534,950	679,847	679,847
2012 Credit Agreement	2	2,910,561	2,910,561	2,707,145	2,710,270
Senior Notes	2	4,825,384	5,332,253	4,824,753	5,348,679
Euro Notes	2	46,535	46,722	46,545	47,423
Noncontrolling interests subject to put provisions	3	631,940	631,940	648,251	648,251

(1) Also includes amounts receivable from or payable to related parties.

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 5.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The valuation of notes receivable was determined using significant unobservable inputs. They were valued using a constructed index based upon similar instruments with comparable credit ratings, terms, tenor, interest rates and that are within the Company's industry. The Company tracked the prices of the constructed index from the note issuance date to the reporting date to determine fair value.

The fair values of major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of noncontrolling interests subject to put provisions is determined using significant unobservable inputs. See Note 8 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in foreign exchange rates and interest rates. In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

To reduce the credit risk arising from derivatives the Company concluded Master Netting Agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

The Company elects not to offset the fair values of derivative financial instruments subject to master netting agreements in its Consolidated Balance Sheets.

At March 31, 2014 and December 31, 2013, the Company had $19,048 and $18,334 of derivative financial assets subject to netting arrangements and $14,044 and $16,371 of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of $11,996 and $12,169 as well as net liabilities of $6,992 and $10,207 at March 31, 2014 and December 31, 2013, respectively.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. At March 31, 2014 and December 31, 2013, the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in Accumulated Other Comprehensive Income (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or as an adjustment of interest income/expense for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $174,918 and $238,983 at March 31, 2014 and December 31, 2013, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these two cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $1,685,750 and $1,512,559 at March 31, 2014 and December 31, 2013, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The euro-denominated interest rate swaps expire in 2016 and have an interest rate of 1.73%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

At March 31, 2014 and December 31, 2013, the notional amount of the euro-denominated interest rate swaps in place was €100,000 and €100,000 ($137,880 and $137,910 at March 31, 2014 and December 31, 2013, respectively).

In addition, the Company also enters into interest rate hedges (“pre-hedges”) in anticipation of future debt issuance to effectively convert the variable interest rate related to the future debt to a fixed interest rate. These pre-hedges are settled at the issuance date of the corresponding debt with the settlement amount recorded in AOCI amortized to interest expense over the life of the pre-hedges. At March 31, 2014 and December 31, 2013, the Company had $113,570 and $118,844, respectively, related to such settlements of pre-hedges deferred in AOCI, net of tax.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at March 31, 2014 and December 31, 2013.

	March 31, 2014		December 31, 2013

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	3,235	(2,856)	4,985	(2,719)
Non-current
Foreign exchange contracts	204	-	759	(374)
Interest rate contracts	-	(4,553)	-	(4,392)
Total	$3,439	$(7,409)	$5,744	$(7,485)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	15,373	(15,449)	11,679	(22,982)

Non-current
Foreign exchange contracts	556	(648)	1,060	(820)
Total	$15,929	$(16,097)	$12,739	$(23,802)

(1) At March 31, 2014 and December 31, 2013, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the three months ended March 31,				(Effective Portion) for the three months ended March 31,
	2014	2013	(Effective Portion)	2014	2013

Interest rate contracts	$(125)	$6,470	Interest income/expense	$7,358	$6,365
Foreign exchange contracts	(845)	3,991	Costs of Revenue	571	(1,345)
Foreign exchange contracts			Interest income/expense	-	416

	$(970)	$10,461		$7,929	$5,436

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the three months ended March 31,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2014	2013

Foreign exchange contracts	Selling, general and administrative expense	$(2,298)	$(21,812)

Foreign exchange contracts	Interest income/expense	1,226	1,966

		$(1,072)	$(19,846)

For foreign exchange derivatives, the Company expects to recognize $372 of losses deferred in AOCI at March 31, 2014, in earnings during the next twelve months.

The Company expects to incur additional interest expense of $23,303 over the next twelve months which is currently deferred in AOCI. At March 31, 2014, this amount reflects the projected amortization of the settlement amount of the terminated swaps and the current fair value of the additional interest payments resulting from the remaining interest rate swap maturing in 2016.

At March 31, 2014, the Company had foreign exchange derivatives with maturities of up to 20 months and interest rate swaps with maturities of up to 31 months.